Income Taxes (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Taxes (Details) [Line Items]
U.S. federal corporate income tax rate, description	The Act reduces the U.S. federal corporate income tax rate from 35% to 21%.
Federal operating loss carryforward	$ 69,757,321
State net operating loss carry forward	$ 56,394,019
Operating loss carry forward expiring, description	which begin expiring in the year 2033, that may be used to offset future taxable income.
Tax benefit pecentage	50.00%
Description of ownership percentage changes	In general, an ownership change occurs whenever the percentage of the shares of a corporation owned, directly or indirectly, by 5-percent shareholders, as defined in Section 382 of the Code, increases by more than 50 percentage points over the lowest percentage of the shares of such corporation owned, directly or indirectly, by such 5-percent shareholders at any time over the preceding three years.
Minimum [Member]
Income Taxes (Details) [Line Items]
Increase decrease deferred tax valuation allowance	$ 17,520,829
Maximum [Member]
Income Taxes (Details) [Line Items]
Increase decrease deferred tax valuation allowance	$ 18,379,120